American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2026

Small Cap Value Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Air Freight and Logistics — 0.6%
Hub Group, Inc., Class A	430,000	18,829,700
Automobile Components — 2.2%
Garrett Motion, Inc.	435,000	15,760,050
Visteon Corp.	505,000	50,101,050
		65,861,100
Banks — 19.0%
Ameris Bancorp	50,000	4,513,000
Atlantic Union Bankshares Corp.	875,000	37,021,250
Axos Financial, Inc.(1)	335,000	32,625,650
Bancorp, Inc.(1)	450,000	28,188,000
Central BanCo, Inc., Class A	380,000	11,544,400
Columbia Banking System, Inc.	1,885,000	60,414,250
Forbright, Inc., Class A(1)(2)	331,836	6,069,280
Home BancShares, Inc.	2,295,000	65,522,250
International Bancshares Corp.	545,000	41,392,750
Nicolet Bankshares, Inc.	170,000	28,116,300
Northeast Bank	95,000	12,590,350
Old National Bancorp	2,900,000	75,110,000
Pathward Financial, Inc.	250,000	21,765,000
Southstate Bank Corp.	855,000	85,414,500
UMB Financial Corp.	465,000	66,383,400
		576,670,380
Building Products — 1.4%
DIRTT Environmental Solutions(1)	6,635,902	3,616,567
Resideo Technologies, Inc.(1)	220,000	6,842,000
Tecnoglass, Inc.	675,000	31,596,750
		42,055,317
Capital Markets — 2.3%
Marex Group PLC	750,000	45,712,500
StoneX Group, Inc.(1)	202,536	24,000,516
		69,713,016
Chemicals — 3.1%
Ashland, Inc.	425,000	28,003,250
Ingevity Corp.(1)	630,000	47,042,100
Minerals Technologies, Inc.	247,868	18,334,796
		93,380,146
Commercial Services and Supplies — 2.2%
Brink's Co.	600,000	56,694,000
Loomis AB	195,000	9,559,156
		66,253,156
Construction and Engineering — 1.2%
Cardinal Infrastructure Group, Inc., Class A(1)	387,110	36,465,762
Construction Materials — 1.3%
Suncrete, Inc., Class A(1)(2)	1,037,322	23,370,865
Titan America SA(1)(2)	935,000	17,447,100
		40,817,965
Consumer Staples Distribution & Retail — 0.7%
Yesway, Inc., Class A(1)	1,050,000	21,315,000

Containers and Packaging — 1.1%
Graphic Packaging Holding Co.	3,035,000	32,079,950
Distributors — 0.6%
Gold.com, Inc.	415,000	17,268,150
Diversified Consumer Services — 1.2%
KinderCare Learning Cos., Inc.(1)	3,105,000	13,196,250
McGraw Hill, Inc.(1)	2,415,000	22,870,050
		36,066,300
Electrical Equipment — 1.8%
Dpc Holdings Ltd.(1)	115,238	5,653,576
Hammond Power Solutions, Inc.(2)	100,000	24,481,580
Sensata Technologies Holding PLC	530,000	25,302,200
		55,437,356
Electronic Equipment, Instruments and Components — 4.2%
Arrow Electronics, Inc.(1)	120,000	25,609,200
Ingram Micro Holding Corp.	1,795,000	49,236,850
Vishay Intertechnology, Inc.	343,845	18,491,984
Vontier Corp.	1,215,000	35,235,000
		128,573,034
Energy Equipment and Services — 1.8%
Cactus, Inc., Class A	235,000	12,039,050
Flowco Holdings, Inc., Class A	1,235,000	26,354,900
HMH Holding, Inc., Class A(1)	785,000	14,710,900
Liberty Energy, Inc.	73,439	1,923,367
		55,028,217
Financial Services — 6.2%
Compass Diversified Holdings(1)	2,210,000	23,558,600
Euronet Worldwide, Inc.(1)	820,000	60,015,800
EVERTEC, Inc.	2,670,000	74,172,600
Onity Group, Inc.(1)	180,589	7,178,413
PennyMac Financial Services, Inc.	95,000	8,274,500
Repay Holdings Corp.(1)	3,335,062	14,007,260
		187,207,173
Ground Transportation — 0.8%
ArcBest Corp.	170,000	24,401,800
Health Care Equipment and Supplies — 1.8%
Enovis Corp.(1)	2,689,128	55,664,950
Health Care Providers and Services — 1.9%
Addus HomeCare Corp.(1)	305,000	30,643,350
Pediatrix Medical Group, Inc.(1)	1,110,000	28,116,300
		58,759,650
Health Care REITs — 0.9%
LTC Properties, Inc.	730,000	28,068,500
Hotel & Resort REITs — 1.4%
Ryman Hospitality Properties, Inc.	325,000	41,778,750
Household Durables — 1.3%
Champion Homes, Inc.(1)	350,000	30,842,000
M/I Homes, Inc.(1)	45,000	7,235,550
		38,077,550
Household Products — 1.1%
Spectrum Brands Holdings, Inc.	385,000	33,013,750
Industrial REITs — 2.2%
Americold Realty Trust, Inc.	1,950,000	30,654,000
Terreno Realty Corp.	560,000	36,271,200
		66,925,200

Insurance — 4.6%
Accelerant Holdings, Class A(1)	2,105,000	24,670,600
Axis Capital Holdings Ltd.	540,000	58,017,600
Bowhead Specialty Holdings, Inc.(1)	330,000	9,876,900
Hamilton Insurance Group Ltd., Class B	465,000	15,782,100
SiriusPoint Ltd.(1)	386,692	9,280,608
Slide Insurance Holdings, Inc.(1)	1,120,000	21,694,400
		139,322,208
Leisure Products — 0.8%
Brunswick Corp.	293,256	24,703,885
Machinery — 3.1%
Albany International Corp., Class A	320,000	23,840,000
Blue Bird Corp.(1)	75,000	5,922,000
Gates Industrial Corp. PLC(1)	970,000	27,130,900
Hillman Solutions Corp.(1)	4,490,000	37,895,600
		94,788,500
Media — 3.2%
Criteo SA, ADR(1)	845,000	15,446,600
Entravision Communications Corp., Class A	4,560,000	59,462,400
Liftoff Mobile, Inc.(1)	391,588	9,405,944
NIQ Global Intelligence PLC(1)	1,105,000	10,331,750
Townsquare Media, Inc., Class A	419,455	2,965,547
		97,612,241
Oil, Gas and Consumable Fuels — 8.1%
Chord Energy Corp.	295,000	33,718,500
Crescent Energy Co., Class A	4,360,000	42,815,200
Infinity Natural Resources, Inc., Class A(1)	1,140,000	14,478,000
Mach Natural Resources LP	1,495,000	18,896,800
Magnolia Oil & Gas Corp., Class A	1,775,000	45,404,500
Northern Oil & Gas, Inc.	2,255,000	40,928,250
Permian Resources Corp.	2,030,000	37,372,300
TXO Partners LP	835,000	10,437,500
		244,051,050
Personal Care Products — 2.2%
Edgewell Personal Care Co.(3)	2,460,000	66,075,600
Professional Services — 2.3%
Korn Ferry	560,000	37,284,800
Science Applications International Corp.	80,000	8,832,800
TriNet Group, Inc.	490,000	24,250,100
		70,367,700
Semiconductors and Semiconductor Equipment — 3.9%
Amkor Technology, Inc.	175,000	15,090,250
Axcelis Technologies, Inc.(1)	160,000	30,312,000
Kulicke & Soffa Industries, Inc.	280,000	37,452,800
Penguin Solutions, Inc.(1)	445,000	33,824,450
		116,679,500
Software — 1.1%
Opera Ltd., ADR(2)	1,035,000	20,524,050
Progress Software Corp.(1)	420,000	14,103,600
		34,627,650
Specialized REITs — 0.9%
EPR Properties	445,000	25,814,450
Specialty Retail — 3.2%
Bath & Body Works, Inc.	2,140,000	49,498,200

MarineMax, Inc.(1)	960,000	35,155,200
OneWater Marine, Inc., Class A(1)(2)(3)	1,165,000	13,129,550
		97,782,950
Textiles, Apparel and Luxury Goods — 1.7%
Birkenstock Holding PLC(1)(2)	745,000	32,057,350
Kontoor Brands, Inc.	240,000	20,001,600
		52,058,950
Tobacco — 1.0%
Turning Point Brands, Inc.	340,000	28,835,400
Trading Companies and Distributors — 1.3%
EquipmentShare.com, Inc., Class A(1)	1,980,000	38,926,800
TOTAL COMMON STOCKS (Cost $2,460,646,975)		3,021,358,756
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	710,819	710,819
State Street Navigator Securities Lending Government Money Market Portfolio(4)	40,142,226	40,142,226
		40,853,045
Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25% - 4.75%, 5/15/50 - 8/15/55, valued at $4,545,154), at 3.65%, dated 6/30/26, due 7/1/26 (Delivery value $4,456,452)		4,456,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,309,045)		45,309,045
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $2,505,956,020)		3,066,667,801
OTHER ASSETS AND LIABILITIES — (1.2)%		(36,607,380)
TOTAL NET ASSETS — 100.0%		$3,030,060,421

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,112,250	USD	1,490,365	Goldman Sachs & Co. LLC	9/25/26	$4,618
CAD	1,889,550	USD	1,336,193	Goldman Sachs & Co. LLC	9/25/26	1,171
USD	527,030	CAD	744,600	Bank of America NA	9/25/26	26
USD	1,019,699	CAD	1,441,600	Bank of America NA	9/25/26	(619)
USD	10,555,215	CAD	14,889,450	Goldman Sachs & Co. LLC	9/25/26	16,938
USD	571,174	CAD	808,350	Goldman Sachs & Co. LLC	9/25/26	(951)
USD	10,555,679	CAD	14,889,450	JPMorgan Chase Bank NA	9/25/26	17,402
SEK	3,263,021	USD	337,330	Citibank NA	9/25/26	784
SEK	1,983,900	USD	205,192	Citibank NA	9/25/26	379
USD	8,772,121	SEK	83,516,750	Citibank NA	9/25/26	118,141
USD	44,311	SEK	428,271	Citibank NA	9/25/26	(66)
						$157,823

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $48,751,322. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $49,969,715, which includes securities collateral of $9,827,489.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,987,318,020	$34,040,736	—
Short-Term Investments	40,853,045	4,456,000	—
	$3,028,171,065	$38,496,736	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$159,459	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,636	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2026 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Edgewell Personal Care Co.	$49,829	$6,040	$6,666	$16,873	$66,076	2,460	$(2,307)	$382
Entravision Communications Corp., Class A(1)	17,142	614	4,118	45,824	—(1)	—(1)	3,360	230
Haymaker Acquisition Corp.(1)	21,052	—	19,611	(1,441)	—(1)	—(1)	1,824	—
OneWater Marine, Inc., Class A(2)(3)	12,663	40	5,314	5,741	13,130	1,165	(3,315)	—
Suncrete, Inc., Class A(1)(2)(3)	—	20,290	9,139	12,220	—(1)	—(1)	7,706	—
Yesway, Inc., Class A(1)(3)	—	21,679	52	(312)	—(1)	—(1)	16	—
	$100,686	$48,663	$44,900	$78,905	$79,206	3,625	$7,284	$612
(1)Company was not an affiliate at June 30, 2026.
(2)Security, or a portion thereof, is on loan.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.